UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
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                                    FORM N-PX
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                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   PNC Alternative Strategies Master Fund LLC

                  Investment Company Act File Number: 811-21816

                                   Registrant
                   PNC Alternative Strategies Master Fund LLC
                                Two Hopkins Plaza
                               Baltimore, MD 21201
                                 (800) 239-0418


                                Agent For Service
                           PNC Capital Advisors, Inc.
                                Two Hopkins Plaza
                               Baltimore, MD 21201
                         Attention: Jennifer E. Spratley
                                 (410) 237-5852

                        Date of Fiscal Year End: March 31

             Date of Reporting Period: July 1, 2007 to June 30, 2008
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

Proposal/Fund                                      Proposed By       Mgt. Position       Registrant Voted

Clovis Capital Partners Institutional, L.P.                         October 31, 2007

1. Approve the creation and appointment of a Limited Partners Representative in the Proposed Agreement to provide approval for
principal transactions.                            Management             For                  For


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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


PNC Alternative Strategies Master Fund LLC

/s/ Jennifer E. Spratley

Vice President

Date:  August 28, 2008